Capital management (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Regulatory Capital and Leverage Position

The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	April 30 2019(1)	January 31 2019(1)	October 31 2018(1)
Capital
Common Equity Tier 1 capital	$46,193	$45,344	$44,443
Net Tier 1 capital	51,709	50,869	50,187
Total regulatory capital	60,855	59,796	57,364
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets(1)(2)	$415,212	$408,565	$400,507
Tier 1 risk-weighted assets(1)(2)	415,212	408,565	400,680
Total risk-weighted assets(1)(2)	415,212	408,565	400,853
Leverage exposures	1,204,111	1,167,691	1,119,099
Capital ratios
Common Equity Tier 1 capital ratio	11.1%	11.1%	11.1%
Tier 1 capital ratio	12.5%	12.5%	12.5%
Total capital ratio	14.7%	14.6%	14.3%
Leverage ratio	4.3%	4.4%	4.5%
(1)

In accordance with OSFI’s requirements, effective January 31, 2019, CVA risk-weighted assets have been fully phased-in. In the prior year, CVA RWA were calculated using scalars of 0.80, 0.83 and 0.86 to compute the CET1 capital ratio, Tier 1 capital ratio and Total capital ratio, respectively.

(2)	As at April 30, 2019, January 31, 2019 and October 31, 2018, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.